Contingent liabilities and commitments (Table)	12 Months Ended
Dec. 31, 2020
24. Contingent liabilities and commitments
Contingent liabilities and commitments
	Barclays Bank Group
	2020	2019
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,138	17,006
Performance guarantees, acceptances and endorsements	5,794	6,771
Total contingent liabilities	20,932	23,777
Of which: Financial guarantees carried at fair value	229	43

Documentary credits and other short-term trade related transactions	1,086	1,291
Standby facilities, credit lines and other commitments	263,936	268,736
Total commitments	265,022	270,027
Of which: Loan commitments carried at fair value	9,248	17,660